Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Copper-gold concentrate	$ 92,882	$ 86,023
Provision against carrying value of copper-gold concentrate		(8,091)
Ore stockpiles	65,556	81,833
Provision against carrying value of ore stockpiles	(10,129)	(41,403)
Materials and supplies	193,902	208,866
Provision against carrying value of materials and supplies	(68,069)	(66,560)
Inventories	274,142	260,668
Classes of non-current inventories [abstract]
Ore stockpiles	51,144	73,356
Provision against carrying value of ore stockpiles	(7,765)	(52,573)
Inventories	$ 43,379	$ 20,783